SHARE CAPITAL - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 15, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 2.52	$ 2.36
Dividends paid			$ 1,385	$ 1,213
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid			$ 151	$ 126
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.23	$ 1.23
Dividends paid			$ 12	$ 12
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.12	$ 1.13
Dividends paid			$ 7	$ 7
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.14	$ 1.19
Dividends paid			$ 11	$ 12
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.10	$ 1.12
Dividends paid			$ 11	$ 11
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.18	$ 1.19
Dividends paid			$ 11	$ 11
Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.44	$ 1.44
Dividends paid			$ 10	$ 10
Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.44	$ 1.44
Dividends paid			$ 14	$ 14
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.12	$ 1.12
Dividends paid			$ 9	$ 9
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.21	$ 1.22
Dividends paid			$ 7	$ 7
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.21	$ 1.25
Dividends paid			$ 10	$ 10
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.23	$ 1.23
Dividends paid			$ 20	$ 20
Series 23 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.31	$ 0.16
Dividends paid			$ 16	$ 2
Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.30	$ 0.16
Dividends paid			$ 13	$ 1
Major preference share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 38
Major preference share transactions | Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.306625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.279875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.285813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.273750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.296875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Major preference share transactions | Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.279000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.301313
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.292750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.306250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 5
Major preference share transactions | Series 23 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.328125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Major preference share transactions | Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.325000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3